Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The Brown Capital Management Small Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management Small Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinv/. You can also contact us at (877) 892-4226.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/smallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.42%¹
¹	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 699,042,398
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 3,952,307
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$699,042,398
Number of Holdings	41
Total Net Advisory Fee	$3,952,307
Portfolio Turnover Rate	7%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems, Inc. Class A	6.02%
Datadog, Inc. Class A	5.71%
AppFolio, Inc.	5.24%
Guidewire Software, Inc.	5.22%
Repligen Corp.	5.12%
Manhattan Associates, Inc.	4.81%
Xometry, Inc.	4.66%
Tyler Technologies, Inc.	4.51%
Vericel Corp.	3.69%
Cognex Corp.	3.62%

The Brown Capital Management Small Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management Small Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinst/. You can also contact us at (877) 892-4226.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/smallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	1.22%¹
¹	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.22%	[2]
Net Assets	$ 699,042,398
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 3,952,307
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$699,042,398
Number of Holdings	41
Total Net Advisory Fee	$3,952,307
Portfolio Turnover Rate	7%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems, Inc. Class A	6.02%
Datadog, Inc. Class A	5.71%
AppFolio, Inc.	5.24%
Guidewire Software, Inc.	5.22%
Repligen Corp.	5.12%
Manhattan Associates, Inc.	4.81%
Xometry, Inc.	4.66%
Tyler Technologies, Inc.	4.51%
Vericel Corp.	3.69%
Cognex Corp.	3.62%

The Brown Capital Management International All Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International All Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/. You can also contact us at (877) 892-4226.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.25%¹
¹	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[3]
Net Assets	$ 77,062,064
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 85,962
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$77,062,064
Number of Holdings	44
Total Net Advisory Fee	$85,962
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software Ltd.	4.63%
Shopify, Inc. Class A	4.56%
MercadoLibre, Inc.	4.20%
AJ Bell plc	3.67%
Cochlear Ltd	3.53%
Givaudan SA	3.46%
REA Group Ltd	3.33%
Flutter Entertainment plc	3.28%
ASML Holding NV	3.27%
SAP SE	3.11%

The Brown Capital Management International All Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International All Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/. You can also contact us at (877) 892-4226.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.00%¹
¹	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[4]
Net Assets	$ 77,062,064
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 85,962
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$77,062,064
Number of Holdings	44
Total Net Advisory Fee	$85,962
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software Ltd.	4.63%
Shopify, Inc. Class A	4.56%
MercadoLibre, Inc.	4.20%
AJ Bell plc	3.67%
Cochlear Ltd	3.53%
Givaudan SA	3.46%
REA Group Ltd	3.33%
Flutter Entertainment plc	3.28%
ASML Holding NV	3.27%
SAP SE	3.11%

The Brown Capital Management International Small Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International Small Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.31%¹
¹	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%	[5]
Net Assets	$ 2,270,497,076
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 11,390,109
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$2,270,497,076
Number of Holdings	39
Total Net Advisory Fee	$11,390,109
Portfolio Turnover Rate	6%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
VusionGroup	5.85%
REA Group Ltd.	4.75%
Pro Medicus Ltd.	4.49%
CyberArk Software Ltd.	4.42%
AJ Bell plc	4.26%
Sectra AB	4.17%
The Descartes Systems Group, Inc	4.08%
Kinaxis, Inc.	4.08%
Lectra	3.87%
WiseTech Global Ltd.	3.66%

The Brown Capital Management International Small Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International Small Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.05%¹
¹	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[6]
Net Assets	$ 2,270,497,076
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 11,390,109
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$2,270,497,076
Number of Holdings	39
Total Net Advisory Fee	$11,390,109
Portfolio Turnover Rate	6%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
VusionGroup	5.85%
REA Group Ltd.	4.75%
Pro Medicus Ltd.	4.49%
CyberArk Software Ltd.	4.42%
AJ Bell plc	4.26%
Sectra AB	4.17%
The Descartes Systems Group, Inc	4.08%
Kinaxis, Inc.	4.08%
Lectra	3.87%
WiseTech Global Ltd.	3.66%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.